UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2554

Name of Registrant:	VANGUARD MONEY MARKET FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31st

Date of reporting period:	November 30, 2004

Item 1:	Schedule of Investments

November 30, 2004

Vanguard Prime Money Market Fund	Yield**	Maturity Date	Face Amount (000)	Market Value (000)
U.S GOVERNMENT AND AGENCY OBLIGATIONS (21.7%)

Federal Home Loan Bank*	1.993%	12/8/2004	$1,000,000	$999,613
Federal Home Loan Bank*	1.833%	12/22/2004	657,000	656,301
Federal Home Loan Bank*	1.949%	1/5/2005	706,000	704,668
Federal Home Loan Bank*	1.967%	1/14/2005	497,000	495,811
Federal Home Loan Mortgage Corp.*	1.993%	12/13/2004	774,000	773,487
Federal Home Loan Mortgage Corp.*	2.00%	1/25/2005	1,084,800	1,081,502
Federal Home Loan Mortgage Corp.*	2.10%	2/1/2005	69,686	69,435
Federal Home Loan Mortgage Corp.*	2.207%-2.222%	2/15/2005	634,198	631,248
Federal Home Loan Mortgage Corp.*	2.263%-2.273%	2/22/2005	1,060,000	1,054,489
Federal National Mortgage Assn.*	2.00%	1/19/2005	775,000	772,901
Federal National Mortgage Assn.*	2.101%-2.171%	2/2/2005	1,248,000	1,243,379
Federal National Mortgage Assn.*	2.192%	2/9/2005	404,600	402,885
U.S. Treasury Bill	1.975%	2/10/2005	1,000,000	996,124
U.S. Treasury Bill	1.961%	3/10/2005	600,000	596,791

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $10,478,634)				10,478,634

COMMERCIAL PAPER (29.1%)

Finance--Auto (1.9%)
DaimlerChrysler Rev. Auto Conduit LLC	2.187%	1/10/2005	48,716	48,598
DaimlerChrysler Rev. Auto Conduit LLC	2.187%	1/11/2005	33,649	33,565
DaimlerChrysler Rev. Auto Conduit LLC	2.289%	2/1/2005	94,416	94,045
DaimlerChrysler Rev. Auto Conduit LLC	2.289%	2/2/2005	76,317	76,012
DaimlerChrysler Rev. Auto Conduit LLC	2.227%	2/7/2005	82,493	82,148
New Center Asset Trust	1.747%	12/1/2004	100,000	100,000
New Center Asset Trust	1.818%	12/13/2004	93,500	93,444
Toyota Motor Credit	2.09%	1/27/2005 (1)	164,000	163,460
Toyota Motor Credit	2.272%	2/16/2005 (1)	215,000	213,961

				905,233

Finance--Other (9.3%)
CDC Commercial Paper Corp.	1.836%	12/3/2004 (1)	98,000	97,990
CDC Commercial Paper Corp.	1.959%	1/6/2005 (1)	146,500	146,214
CDC Commercial Paper Corp.	2.04%	1/21/2005 (1)	100,000	99,712
CRC Funding, LLC	1.969%	1/5/2005 (1)	43,000	42,918
CRC Funding, LLC	2.151%	2/4/2005 (1)	100,000	99,614
Cafco, LLC	2.00%	1/10/2005 (1)	150,000	149,668
Cafco, LLC	2.151%	2/2/2005 (1)	37,850	37,708
Delaware Funding	2.247%	1/18/2005 (1)	83,000	82,752
General Electric Capital Corp.	1.747%	12/3/2004	723,200	723,130
General Electric Capital Corp.	1.808%	12/8/2004	234,000	233,918
General Electric Capital Corp.	2.222%	2/8/2005	259,000	257,903
GovCo Inc.	1.99%	1/6/2005 (1)	100,000	99,802
GovCo Inc.	2.01%	1/7/2005 (1)	110,000	109,774
GovCo Inc.	2.00%-2.01%	1/10/2005 (1)	124,500	124,224
GovCo Inc.	2.04%-2.06%	1/18/2005 (1)	182,000	181,504
GovCo Inc.	2.08%	1/21/2005 (1)	14,500	14,457
GovCo Inc.	2.111%	1/28/2005 (1)	36,000	35,878
GovCo Inc.	2.161%	2/1/2005 (1)	47,500	47,324
GovCo Inc.	2.26%	2/2/2005 (1)	25,000	24,902
IXIS Commercial Paper Corp.	2.06%	12/1/2004 (1)	20,800	20,800
IXIS Commercial Paper Corp.	2.208%	1/18/2005 (1)	100,000	99,707
IXIS Commercial Paper Corp.	2.26%	1/24/2005 (1)	97,500	97,171
IXIS Commercial Paper Corp.	2.231%	2/8/2005 (1)	94,500	94,098
IXIS Commercial Paper Corp.	2.241%	2/11/2005 (1)	146,000	145,349
IXIS Commercial Paper Corp.	2.314%	2/25/2005 (1)	97,000	96,467
Metlife Funding Inc.	2.222%	2/8/2005	176,000	175,254
Oesterreichische Kontrollbank	1.999%	1/14/2005	169,000	168,589
Old Line Funding Corp.	2.207%	1/10/2005 (1)	49,177	49,057
Preferred Receivables Funding Co.	1.993%	12/3/2004 (1)	279,860	279,829
Preferred Receivables Funding Co.	2.227%	1/19/2005 (1)	120,744	120,379
Triple A One Funding Corp.	2.238%	1/21/2005 (1)	50,897	50,736
Variable Funding Capital Corp.	1.993%	12/2/2004 (1)	220,000	219,988
Variable Funding Capital Corp.	1.993%	12/3/2004 (1)	38,000	37,996
Variable Funding Capital Corp.	2.177%	1/10/2005 (1)	96,000	95,769
Variable Funding Capital Corp.	2.198%	1/18/2005 (1)	130,000	129,620
Yorktown Capital LLC	1.858%	12/16/2004 (1)	22,110	22,093

				4,512,294

Foreign Banks (13.1%)
ANZ (Delaware) Inc.	1.737%	12/3/2004	200,000	199,981
ANZ (Delaware) Inc.	2.121%	2/1/2005	200,000	199,273
ANZ (Delaware) Inc.	2.121%	2/2/2005	75,000	74,723
Barclay's U.S. Funding	2.136%	2/2/2005	250,000	249,070
CBA (Delaware) Finance Inc.	1.797%	12/3/2004	35,000	34,997
CBA (Delaware) Finance Inc.	1.858%	12/17/2004	97,000	96,920
CBA (Delaware) Finance Inc.	1.868%	12/20/2004	90,000	89,912
CBA (Delaware) Finance Inc.	1.878%-1.888%	12/23/2004	279,000	278,680
CBA (Delaware) Finance Inc.	1.904%	12/29/2004	88,500	88,370
CBA (Delaware) Finance Inc.	1.959%	1/5/2005	308,000	307,416
CBA (Delaware) Finance Inc.	2.151%	2/7/2005	80,000	79,677
Danske Corp.	1.798%	12/14/2004	300,000	299,806
Danske Corp.	1.848%	12/17/2004	135,650	135,539
Danske Corp.	2.09%	1/25/2005	60,000	59,809
Danske Corp.	2.259%	2/1/2005	175,000	174,322
Dexia Delaware LLC	1.797%	12/10/2004	300,000	299,866
Dexia Delaware LLC	1.899%	12/27/2004	300,000	299,591
European Investment Bank	1.959%	1/12/2005	200,000	199,545
HBOS Treasury Services PLC	1.747%	12/1/2004	94,650	94,650
HBOS Treasury Services PLC	1.798%	12/6/2004	374,000	373,907
HBOS Treasury Services PLC	1.798%	12/8/2004	196,000	195,932
HBOS Treasury Services PLC	1.898%	12/23/2004	72,000	71,917
ING (U.S.) Funding LLC	1.797%	12/6/2004	127,500	127,468
ING (U.S.) Funding LLC	1.868%	12/15/2004	35,800	35,774
ING (U.S.) Funding LLC	2.208%	1/18/2005	102,000	101,701
ING (U.S.) Funding LLC	2.252%	2/14/2005	81,000	80,622
Lloyds Bank	2.101%	2/1/2005	230,000	229,172
Rabobank USA Financial Corp.	2.04%-2.06%	12/1/2004	224,000	224,000
Svenska Handelsbanken, Inc	1.885%	12/6/2004	100,950	100,924
Svenska Handelsbanken, Inc	2.263%	2/1/2005	74,000	73,713
Svenska Handelsbanken, Inc.	2.283%	2/22/2005	491,500	488,928
Westpac Captial Corp.	1.868%	12/23/2004	300,000	299,659
Westpac Capital Corp.	1.959%	1/3/2005	184,000	183,671
Westpac Capital Corp.	2.141%	2/2/2005	72,000	71,732
Westpac Capital Corp.	2.222%	2/10/2005	197,000	196,141
Westpac Capital Corp.	2.303%	2/23/2005	194,000	192,963
Westpac Trust Services New Zealand Ltd.	1.797%	12/10/2004	21,000	20,991

				6,331,362

Foreign Industrial (3.5%)
Nestle Capital Corp.	2.197%	1/21/2005 (1)	50,000	49,845
Nestle Capital Corp.	2.27%	2/15/2005 (1)	165,000	164,213
Network Rail Finance PLC	1.798%-1.807%	12/7/2004 (1)	240,747	240,675
Network Rail Finance PLC	1.818%	12/10/2004 (1)	40,000	39,982
Network Rail Finance PLC	1.818%	12/14/2004 (1)	130,000	129,915
Network Rail Finance PLC	1.928%	12/20/2004 (1)	22,000	21,978
Network Rail Finance PLC	1.958%	12/31/2004 (1)	41,892	41,824
Network Rail Finance PLC	2.058%	1/4/2005 (1)	68,000	67,868
Network Rail Finance PLC	2.009%	1/10/2005 (1)	147,000	146,673
Network Rail Finance PLC	2.08%	1/27/2005 (1)	120,000	119,607
Network Rail Finance PLC	2.101%-2.111%	1/31/2005 (1)	78,000	77,723
Network Rail Finance PLC	2.141%	2/2/2005 (1)	147,000	146,452
Network Rail Finance PLC	2.221%	2/4/2005 (1)	34,986	34,846
Network Rail Finance PLC	2.252%-2.262%	2/14/2005 (1)	75,600	75,246
Network Rail Finance PLC	2.252%	2/15/2005 (1)	63,500	63,200
Total Capital	2.06%	12/1/2004 (1)	120,000	120,000
Total Capital	1.868%	12/17/2004 (1)	130,340	130,232

				1,670,279

Industrial (1.3%)
Pfizer Inc.	1.707%	12/1/2004 (1)	245,000	245,000
Pfizer Inc.	1.868%	12/23/2004 (1)	153,650	153,475
Procter & Gamble	1.979%	1/12/2005 (1)	75,000	74,828
Procter & Gamble	1.979%	1/13/2005 (1)	45,800	45,692
Procter & Gamble	2.198%	1/25/2005 (1)	125,000	124,582

				643,577

TOTAL COMMERCIAL PAPER
(Cost $14,062,745)				14,062,745

CERTIFICATES OF DEPOSIT (28.2%)

Certificates of Deposit--U.S. Banks (5.4%)
State Street Bank & Trust	1.79%	12/9/2004	194,200	194,200
State Street Bank & Trust	1.80%	12/13/2004	296,000	296,000
State Street Bank & Trust	1.86%	12/21/2004	280,000	280,000
State Street Bank & Trust	1.94%	12/31/2004	49,000	49,000
SunTrust Banks, Inc.	1.99%	1/14/2005	289,000	289,000
SunTrust Banks, Inc.	2.00%	1/19/2005	493,000	493,000
SunTrust Banks, Inc.	2.10%	2/2/2005	195,000	195,000
Wells Fargo Bank, NA	2.00%	1/10/2005	490,000	490,011
Wells Fargo Bank, NA	2.00%	1/10/2005	209,000	209,000
Wells Fargo Bank, NA	2.00%	1/11/2005	100,000	100,002

				2,595,213

Yankee Certificates of Deposit--U.S. Branches (22.8%)
ABN-AMRO Bank NV (Chicago Branch)	1.89%	12/27/2004	455,000	455,000
ABN-AMRO Bank NV (Chicago Branch)	1.86%	12/22/2004	200,000	200,000
Aust. & NZ Banking Group (New York Branch)	2.13%	2/7/2005	112,000	112,000
Aust. & NZ Banking Group (New York Branch)	2.13%	2/8/2005	145,000	144,954
Aust. & NZ Banking Group (New York Branch)	2.13%	2/8/2005	100,000	100,000
BNP Paribas (New York Branch)	2.045%	1/26/2005	250,000	250,000
BNP Paribas (New York Branch)	2.14%	2/8/2005	100,000	100,000
BNP Paribas (New York Branch)	2.25%	2/16/2005	379,000	379,000
BNP Paribas (New York Branch)	2.31%	2/24/2005	466,000	466,000
Bank of Montreal (Chicago Branch)	1.80%	12/6/2004	145,000	145,000
Bank of Montreal (Chicago Branch)	1.89%	12/27/2004	100,000	100,000
Bank of Montreal (Chicago Branch)	2.05%	1/25/2005	100,000	100,000
Bank of Montreal (Chicago Branch)	2.12%	2/4/2005	245,000	245,000
Bank of Montreal (Chicago Branch)	2.25%	2/16/2005	187,000	187,000
Bank of Montreal (Chicago Branch)	1.79%	12/8/2004	192,000	192,000
Barclays Bank PLC (New York Branch)	2.135%	2/2/2005	100,000	100,000
Barclays Bank PLC (New York Branch)	2.23%	2/7/2005	240,000	240,000
Calyon (New York Branch)	1.81%	12/8/2004	578,000	578,000
Calyon (New York Branch)	2.25%	2/18/2005	392,000	392,000
Dexia Bank (New York Branch)	2.01%	1/20/2005	125,000	125,000
Dexia Bank (New York Branch)	2.13%	2/2/2005	350,000	350,000
Dexia Bank (New York Branch)	2.13%	2/3/2005	145,000	145,000
Fortis Bank NV-SA (New York Branch)	1.75%	12/6/2004	271,750	271,750
Fortis Bank NV-SA (New York Branch)	1.90%	12/27/2004	28,000	28,000
Fortis Bank NV-SA (New York Branch)	2.06%	1/28/2005	300,000	300,000
Fortis Bank NV-SA (New York Branch)	2.06%	1/28/2005	350,000	350,000
Fortis Bank NV-SA (New York Branch)	2.12%	2/4/2005	25,000	25,000
HSBC Bank USA (New York Branch)	2.15%	2/9/2005	145,000	145,000
HSH Nordbank AG (New York Branch)	1.81%	12/8/2004	277,000	277,000
HSH Nordbank AG (New York Branch)	1.97%	1/4/2005	100,000	100,000
Landesband Baden-Wuerttemberg (New York Branch)	1.78%	12/2/2004	325,000	325,000
Landesbank Baden-Wuerttemberg (New York Branch)	1.98%	1/6/2005	265,000	265,000
Landesbank Baden-Wuerttemberg (New York Branch)	2.22%	2/8/2005	125,500	125,500
Landesbank Hessen-Thueringen (New York Branch)	1.78%	12/3/2004	490,000	490,000
Rabobank Nederlanden (New York Branch)	1.79%	12/9/2004	482,550	482,550
Rabobank Nederlanden (New York Branch)	1.80%	12/13/2004	500,000	500,000
Royal Bank of Scotland PLC (New York Branch)	1.95%	1/5/2005	192,000	192,000
Royal Bank of Scotland PLC (New York Branch)	2.04%	1/25/2005	65,000	64,978
Royal Bank of Scotland PLC (New York Branch)	2.26%	2/1/2005	495,000	495,000
Svenska (New York Branch)	2.25%	1/31/2005	300,000	300,005
UBS AG (Stamford Branch)	2.24%	2/15/2005	700,000	700,000
UBS AG (Stamford Branch)	1.895%	12/27/2004	500,000	500,000

				11,042,737

TOTAL CERTIFICATES OF DEPOSIT
(Cost $13,637,950)				13,637,950

EURODOLLAR CERTIFICATES OF DEPOSIT (15.3%)

ABN-AMRO Bank NV	2.275%	1/31/2005	310,000	310,003
Australia & New Zealand Banking Group	1.96%	12/30/2004	33,000	33,000
BNP Paribas	1.92%	12/29/2004	14,000	14,000
Barclay's Bank PLC	1.83%	12/16/2004	189,000	189,000
Barclay's Bank PLC	1.91%	12/29/2004	64,000	64,000
Barclay's Bank PLC	1.98%	1/7/2005	372,000	372,000
Bayerishche Landesbank Girozentrale	2.13%	2/7/2005	100,000	100,000
Danske Bank	1.905%	12/29/2004	295,000	295,007
Deutsche Bank AG	1.96%	12/31/2004	735,000	735,000
HBOS Treasury Services PLC	2.15%	2/8/2005	240,000	240,000
HSBC Bank PLC	1.91%	12/29/2004	340,000	340,000
HSBC Bank PLC	1.91%	12/30/2004	295,000	295,002
HSBC Bank PLC	2.00%	1/14/2005	198,000	198,000
ING Bank NV	1.91%	12/30/2004	115,000	115,000
ING Bank NV	1.985%	1/7/2005	210,000	210,000
ING Bank NV	2.21%	1/24/2005	170,000	170,000
ING Bank NV	2.275%	2/22/2005	126,000	126,000
Landesbank Hessen-Thueringen	1.905%	12/29/2004	295,000	295,001
Landesbank Hessen-Thueringen	1.91%	12/29/2004	300,000	300,000
Landesbank Hessen-Thueringen	1.96%	12/30/2004	133,000	133,000
Landesbank Hessen-Thueringen	2.36%	3/2/2005	492,000	492,000
Lloyds Bank	1.11%	12/30/2004	195,000	194,868
Lloyds Bank	1.99%	1/12/2005	700,000	700,000
Royal Bank of Scotland PLC	1.11%	12/30/2004	150,000	149,898
Royal Bank of Scotland PLC	2.01%	1/21/2005	390,000	390,000
Societe Generale	1.81%	12/10/2004	617,000	617,000
Societe Generale	2.14%	2/8/2005	308,000	308,000
Societe Generale	2.35%	3/1/2005	40,000	40,000

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
(Cost $7,425,779)				7,425,779

OTHER NOTES (1.9%)

Bank of America, N.A. Bank Note	1.87%	12/20/2004	487,000	487,000
Bank of America, N.A. Bank Note	2.00%	1/14/2005	455,000	455,000

TOTAL OTHER NOTES
(Cost $942,000)				942,000

REPURCHASE AGREEMENTS (4.3%)

Bank of America Securities, LLC
(Dated 11/30/2004, Repurchase Value $545,031,000, collaterized by Federal Farm
Credit Bank Discount Note, 8/19/2005; Federal Home Loan Bank Discount Note,
12/1/2004-1/12/2005; Federal Home Loan Bank 1.50%-7.248%, 5/13/2005-8/15/2008;
Federal Home Loan Mortgage Corp. Discount Note, 12/1/2004-5/10/2005; Federal
Home Loan Mortgage Corp., 4.875%-6.625%, 9/15/2009-11/15/2013; Federal National
Mortgage Assn. Discount Note, 1/3/2005; Federal National Mortgage Assn.,
2.875%-5.25%, 10/15/2005-5/1/2013)	2.07%	12/1/2004	545,000	545,000
Barclay's Capital Inc.
(Dated 11/30/2004, Repurchase Value $550,362,000, collateralized by
Federal Home Loan Bank Discount Note, 12/10/2004-1/19/2005; Federal Home
Loan Bank, 3.125%-5.125%, 8/15/2007-8/15/2019; Federal Home Loan Mortgage
Corp. Discount Note, 5/2/2005; Federal Home Loan Mortgage Corp., 4.875%-
6.875%, 1/15/2005-11/15/2013; Federal National Mortgage Assn. Discount
Note, 12/10/2004-12/22/2004; Federal National Mortgage Assn., 2.125%,
4/15/2006)	2.07%	12/1/2004	550,330	550,330
Citigroup Global Markets
(Dated 11/30/2004, Repurchase Value $265,015,000; collateralized by
U.S. Treasury Bond, 10.00%, 5/15/2010; Federal Home Loan Mortgage Corp.,
5.25%-6.0%, 1/15/2006-6/15/2011; Federal National Mortgage Assn. Discount
Note, 1/15/2010)	2.08%	12/1/2004	265,000	265,000
Deutsche Bank Securities Inc.
(Dated 11/30/2004, Repurchase Value $545,031,000, collateralized by
Federal Farm Credit Bank, 1.42%-4.18%, 10/7/2005-9/22/2010; Federal Home
Loan Bank Discount Note, 12/1/2004; Federal Home Loan Bank, 1.50%-7.25%,
8/15/2005-1/21/2009; Federal Home Loan Mortgage Corp. Discount Note,
12/28/2004; Federal Home Loan Mortgage Corp., 1.75%-5.75%, 5/15/2005-
9/22/2009; Federal National Mortgage Assn. Discount Note, 12/31/2004-
2/15/2008; Federal National Mortgage Assn., 2.125%-7.25%, 4/15/2006-
9/15/2012)	2.07%	12/1/2004	545,000	545,000
Goldman Sachs & Co.
(Dated 11/30/2004, Repurchase Value $185,010,000, collateralized by
Federal Home Loan Bank, 2.125%-3.375%, 11/15/2005-11/3/2009;
Federal Home Loan Mortgage Corp., 4.25%, 7/15/2009)	1.99%	12/1/2004	185,000	185,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,090,330)				2,090,330

	Shares

MONEY MARKET FUND (0.2%)
Vanguard Yorktown Liquidity Fund, 2.01%***
(Cost $100,000)	100,000,000	100,000

TOTAL INVESTMENTS (100.7%)
(Cost $48,737,438)		48,737,438

OTHER ASSETS AND LIABILITIES-NET (-0.7%)		(337,643)

NET ASSETS (100%)		$48,399,795

  * The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
 ** Represents annualized yield at date of purchase for discount securities, and coupon-bearing securities.
*** Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
 (1) Security exempt from registration under Section 4
 (2) of the Securities Act of 1933. These securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At November 30, 2004, the value of these securities was $5,644,777,000, representing 11.7% of net assets.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

VANGUARD MONEY MARKET FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.